UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road Stamford, CT	06905
(Address of principal executive offices)	(Zip code)

Steven L. Suss

UST Advisors, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Excelsior Buyout Investors, LLC

Portfolio of Investments at December 31, 2007

Percent Owned		Acquisition Date ##	Cost	Fair Value	% of Net Assets ***
	Private Investment Funds **, #, ###

Domestic Buyout Funds

0.47%	2003 Riverside Capital Appreciation Fund, L.P.	06/04 –11/07	2,393,064	3,333,785	5.98%
0.73%	Berkshire Partners VI, L.P.	06/04 –12/07	5,918,278	13,489,281	24.21%
1.91%	Blue Point Capital Partners, L.P.	06/04 –06/07	1,610	2,647,646	4.75%
0.91%	Blum Strategic Partners II, L.P.	06/04 –12/06	—	3,454,492	6.20%
0.57%	Catterton Partners V, L.P.	06/04 –11/07	2,756,948	3,030,192	5.44%
1.91%	Charlesbank Equity Fund V, L.P.	06/04 –11/07	3,217,344	7,980,537	14.32%
1.14%	Lincolnshire Equity Fund III, L.P.	12/04 –11/07	1,753,728	2,212,338	3.97%

			16,040,972	36,148,271	64.87%

European Buyout Funds

0.95%	Advent Global Private Equity Fund IV-A, L.P.	06/04 –01/07	—	2,435,981	4.37%
0.43%	Cognetas Fund, L.P. * (fka.Electra European Fund, L.P.)	06/04 –06/07	—	1,474,006	2.65%

			—	3,909,987	7.02%

Distressed Investment Funds

0.36%	MatlinPatterson Global Opportunities Partners, L.P.	06/04	—	2,112,529	3.79%
0.16%	OCM Principal Opportunities Fund II, L.P.	06/04 –06/07	—	805,017	1.44%

			—	2,917,546	5.23%

	TOTAL — PRIVATE INVESTMENT FUNDS		16,040,972	42,975,804	77.12%

Par Amount
	SHORT TERM SECURITIES

14,835,000	Federal Home Loan Bank Discount Note, 3.19%, 01/02/2008		14,832,404	14,832,404	26.61%

	TOTAL — SHORT TERM SECURITIES		14,832,404	14,832,404	26.61%

	TOTAL INVESTMENTS		30,873,376	57,808,208	103.73%

	OTHER ASSETS & LIABILITIES (NET)			(2,080,822)	(3.73)%

	NET ASSETS			$55,727,386	100.00%

*	Investment is denominated in Euros. Values shown are in U.S. dollars.
**	Restricted as to public resale and illiquid. Acquired from June 2004 to December 2007. Total cost of restricted and illiquid securities at December 31, 2007 aggregated $16,040,972. Total fair value of restricted and illiquid securities owned at December 31, 2007 was $42,975,804 or 77.12% of net assets.
***	Based on Fair Value.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.
###	The estimated cost of the Underlying Funds at December 31, 2007 for federal tax purposes is $16,878,287.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Buyout Investors, LLC

By (Signature and Title)*
David R. Bailin, Co-Principal Executive Officer

Date

By (Signature and Title)*
Benjamin Tanen, Co-Principal Executive Officer

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
David R. Bailin, Co-Principal Executive Officer

Date

By (Signature and Title)*
Benjamin Tanen, Co-Principal Executive Officer

Date

By (Signature and Title)*
Steven L. Suss, Principal Financial Officer

Date

*	Print the name and title of each signing officer under his or her signature.